Financial Instruments - Schedule of Changes in Level 3, Available for Sale Financial Assets without Quoted Market Prices (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 TWD ($)
Disclosure of fair value measurement of assets [line items]
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement	$ (30,000)